DERIVATIVE LIABILITIES - Schedule of Fair Value Adjustment Relating to Derivative Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
DERIVATIVE LIABILITIES
Gain from FV adjustment on contingent consideration	$ 27,597
Loss from settlement of contingent consideration	(4,578)
Other	4
Total	23,023
GSD
DERIVATIVE LIABILITIES
Loss from settlement of contingent consideration	(918)
Sira
DERIVATIVE LIABILITIES
Loss from settlement of contingent consideration	$ (3,660)